Organization (Tables)	12 Months Ended
Dec. 31, 2018
Organization
Schedule of company's major subsidiaries, consolidated VIE and the subsidiary of the VIE

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited ("Walnut HK")	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd. ("Hangzhou Weimi" or the "WFOE")	May 28, 2015	PRC	100%	—	Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd. (“Xinzhijiang”)	April 25, 2018	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. ("Hangzhou Aimi" or the "VIE")	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd. ("Shanghai Xunmeng")	January 9, 2014	PRC	—	100%	E-commerce platform

Schedule of financial information for the VIE before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	2,192,667	3,529,316	513,318
Restricted cash	9,370,849	16,379,364	2,382,280
Receivables from online payment Platforms	88,173	247,586	36,010
Short-term investments	40,000	1,300,000	189,077
Amounts due from related parties (i)	442,669	1,018,963	148,202
Amounts due from Group companies (ii)	—	565,101	82,191
Prepayments and other current assets	57,445	441,590	64,227
Total current assets	12,191,803	23,481,920	3,415,305

Non-current assets
Property and equipment, net	2,212	16,578	2,411
Loan to a related party	162,363	—	—
Other non-current assets	5,000	—	—
Total non-current assets	169,575	16,578	2,411
Total assets	12,361,378	23,498,498	3,417,716

	As of December 31,
	2017	2018
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to Group companies (iii)	561,922	1,575,534	229,152
Amounts due to related parties (i)	56,032	458,147	66,635
Customer advances	56,453	190,382	27,690
Payable to merchants	9,838,519	17,275,934	2,512,680
Accrued expenses and other liabilities	208,301	1,500,951	218,304
Merchant deposits	1,778,085	4,188,273	609,159
Total current liabilities	12,499,312	25,189,221	3,663,620
Total liabilities	12,499,312	25,189,221	3,663,620

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net revenues from
Group companies	23,725	207,570	298,415	43,403
External	365,416	1,744,076	10,136,874	1,474,347
Net revenues	389,141	1,951,646	10,435,289	1,517,750
Net loss	(116,034)	(8,924)	(1,552,789)	(225,844)

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
	(As adjusted)	(As adjusted)
Net cash generated from operating activities (iv)	1,156,387	10,391,383	8,984,498	1,306,741
Net cash (used in)/generated from investing activities	(305,473)	88,404	(1,147,101)	(166,839)
Net cash provided by financing activities	—	200,000	507,767	73,852
Net increase in cash, cash equivalents and restricted cash (iv)	850,914	10,679,787	8,345,164	1,213,754

i)Information with respect to related parties is discussed in Note 13.

ii)Amounts due from Group companies mainly included prepayments for technical service fees amounted to RMB480,052 (US$69,821).

iii)Amounts due to Group companies consisted of inter-company payables for service fees made by other Group companies on behalf of the VIE and inter-company borrowings. The VIE had inter-company payables to Hangzhou Weimi for purchases of services and inter-company borrowings of RMB549,135 and RMB258,263 (US$37,563) as of December 31, 2017 and 2018, respectively.

iv)As discussed in Note 2(g), the Group adopted ASU 2016-18 effective as of January 1, 2018 on a retrospective basis to present restricted cash and restricted cash equivalents as a part of the beginning and ending balances of cash and cash equivalents. For the years ended December 31, 2016 and 2017, the changes in restricted cash of nil and RMB9,370,849, respectively were previously reported within net cash used in operating activities in the statements of cash flows.